Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total		¥ 221,000	¥ 219,126	¥ 269,588
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(9,937)	(11,450)	17,548
Realized gain on investments in equity securities held for operating purposes		1,355	1,731	6,601
Equity in earnings of affiliates	[1]	36,790	(16,410)	34,990
Corporate items	[2]	(91,073)	4,956	(22,240)
Other	[3],[4],[5],[6]	78,618	(7,343)	57,463
Total		¥ 15,753	¥ (28,516)	¥ 94,362

[1]	Includes an impairment loss of ¥47,661 million recognized in respect of Nomura’s investment in Nomura Real Estate holdings, Inc. during the year ended March 31, 2021. Based on the period and extent to which the share price of the investee (and therefore its estimated fair value) was below the carrying value of the investment, Nomura determined the impairment was other-than-temporary and an impairment loss was recognized through earnings. The loss was reported within Non-interest expenses—Other in the consolidated statements of income.
[2]	Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.
[3]	Includes the impact of Nomura’s own creditworthiness.
[4]	Income before income taxes for the year ended March 31, 2020 includes a gain of ¥73,293 million from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.
[5]	Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.
[6]	Loss before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.